Annual Total Returns - Voya Emerging Markets Index Portfolio (Class I S Shares) [BarChart] - Class I S Shares - Voya Emerging Markets Index Portfolio - Class S	May 01, 2021
Bar Chart Table:
2011
2012	16.20%
2013	(6.52%)
2014	(3.59%)
2015	(15.43%)
2016	10.66%
2017	36.35%
2018	(15.26%)
2019	17.55%
2020	17.27%